Consolidated Comprehensive Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	[2]	$ 4,543	[1]	$ 3,304	[1],[3]	$ 2,543	[4]
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		(191)		272		(603)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during the period		365		829		(3,245)
Reclassification adjustment		64		52		338
Total unrealized gain (loss) on assets available-for-sale		429		881		(2,907)
Defined benefit plans:
Net (loss) arising during the period		(9)		(75)		(306)
Foreign exchange adjustment		0		(1)		0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost		12		(10)		56
Total defined benefit plans		3		(86)		(250)
Net unrealized (loss) gain on cash flow hedges		(6)		6		(6)
Total other comprehensive income (loss), net of tax	[5]	235		1,073		(3,766)
Total comprehensive income (loss) (a)	[1]	4,778		4,377		(1,223)
Net (income) loss attributable to noncontrolling interests		(13)		(2)		13
Other comprehensive loss attributable to noncontrolling interests		2		0		13
Comprehensive income (loss) applicable to shareholders of The Bank of New York Mellon Corporation (a)	[1]	$ 4,767		$ 4,375		$ (1,197)

[1]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Retained earnings and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[4]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[5]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $237 million for the year ended Dec. 31, 2024, $1,073 million for the year ended Dec. 31, 2023 and $(3,753) million for the year ended Dec. 31, 2022.